Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Projected Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	¥760,331	¥684,842	¥364,662	¥486,572
Service cost	30,009	26,445	7,760	6,801
Interest cost	8,008	10,772	10,572	10,654
Plan participants’ contributions	—	—	1,830	1,522
Actuarial (gain) loss	7,481	59,496	(5,534)	44,580
Benefits paid	(24,479)	(21,224)	(6,795)	(7,352)
Plan amendments	—	—	(2,655)	—
Curtailments and settlements	—	—	—	(191,179)
Foreign currency exchange rate changes	—	—	(20,160)	13,064

Projected benefit obligations at end of year	781,350	760,331	349,680	364,662
Change in plan assets:
Fair value of plan assets at beginning of year	622,121	581,996	221,421	360,527
Actual return on plan assets	17,541	43,714	21	17,851
Employer contributions	8,701	15,676	10,864	6,470
Plan participants’ contributions	—	—	1,830	1,522
Benefits paid	(21,788)	(19,265)	(6,795)	(7,041)
Settlements	—	—	—	(165,640)
Foreign currency exchange rate changes	—	—	(9,471)	7,732

Fair value of plan assets at end of year	626,575	622,121	217,870	221,421

Funded status at end of year	¥(154,775)	¥(138,210)	¥(131,810)	¥(143,241)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2015 and 2014 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
	(Millions of yen)		(Millions of yen)
Other assets	¥814	¥532	¥9,986	¥—
Accrued expenses	—	—	(1,123)	(1,055)
Accrued pension and severance cost	(155,589)	(138,742)	(140,673)	(142,186)

	¥(154,775)	¥(138,210)	¥(131,810)	¥(143,241)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2015 and 2014 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
	(Millions of yen)		(Millions of yen)
Actuarial loss	¥208,946	¥209,829	¥71,750	¥69,287
Prior service credit	(79,935)	(92,527)	(2,567)	(57)

	¥129,011	¥117,302	¥69,183	¥69,230

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	¥740,545	¥720,034	¥338,160	¥343,023

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥777,458	¥756,941	¥346,749	¥364,662
Fair value of plan assets	621,869	618,199	204,953	221,421
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥731,537	¥716,940	¥331,351	¥339,305
Fair value of plan assets	615,963	618,199	200,891	216,560

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2015, 2014 and 2013 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2015	2014	2013	2015	2014	2013
	(Millions of yen)			(Millions of yen)
Service cost	¥30,009	¥26,445	¥26,005	¥7,760	¥6,801	¥9,448
Interest cost	8,008	10,772	11,655	10,572	10,654	14,299
Expected return on plan assets	(19,579)	(18,018)	(15,273)	(11,857)	(10,637)	(13,949)
Amortization of prior service credit	(12,592)	(12,800)	(12,306)	(145)	(61)	(143)
Amortization of actuarial loss	10,402	10,023	13,546	3,839	1,698	2,005
(Gain) loss on curtailments and settlements	—	—	—	—	(9,370)	146

	¥16,248	¥16,422	¥23,627	¥10,169	¥(915)	¥11,806

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013 are summarized as follows:
	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2015	2014	2013	2015	2014	2013
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	¥9,519	¥33,800	¥(54,150)	¥6,302	¥37,366	¥2,290
Current year prior service credit	—	—	—	(2,655)	—	—
Amortization of actuarial loss	(10,402)	(10,023)	(13,546)	(3,839)	(1,698)	(2,005)
Amortization of prior service credit	12,592	12,800	12,306	145	61	143
Curtailments and settlements	—	—	—	—	(16,725)	(358)

	¥11,709	¥36,577	¥(55,390)	¥(47)	¥19,004	¥70

Summary of Estimated Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	¥(12,785)	¥(132)
Actuarial loss	10,830	3,213

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2015	2014	2015	2014
Discount rate	1.1%	1.1%	3.0%	2.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.0%	2.0%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2015	2014	2013	2015	2014	2013
Discount rate	1.1%	1.6%	1.8%	2.9%	3.9%	3.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.0%	2.3%	2.2%
Expected long-term rate of return on plan assets	3.1%	3.1%	3.1%	5.6%	4.9%	5.2%

Fair Values of Company's Pension Plans Assets

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of Canon’s pension plan assets at December 31, 2015 and 2014, by asset category, are as follows:

	December 31, 2015
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥49,847	¥—	¥—	¥49,847	¥—	¥—	¥—	¥—
Foreign companies	3,287	—	—	3,287	18,661	—	—	18,661
Pooled funds (b)	—	125,850	—	125,850	—	66,296	—	66,296
Debt securities:
Government bonds (c)	142,015	—	—	142,015	48	—	—	48
Municipal bonds	—	1,248	—	1,248	—	2,587	—	2,587
Corporate bonds	—	13,532	—	13,532	—	21,009	—	21,009
Pooled funds (d)	—	120,364	—	120,364	—	34,564	—	34,564
Mortgage backed securities (and other asset backed securities)	—	10,462	—	10,462	—	137	—	137
Life insurance company general accounts	—	125,759	—	125,759	—	6,190	—	6,190
Other assets	—	33,432	779	34,211	—	68,378	—	68,378

	¥195,149	¥430,647	¥779	¥626,575	¥18,709	¥199,161	¥—	¥217,870

	December 31, 2014
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥51,805	¥—	¥—	¥51,805	¥—	¥—	¥—	¥—
Foreign companies	10,233	—	—	10,233	31,963	—	—	31,963
Pooled funds (f)	—	124,388	—	124,388	—	74,744	—	74,744
Debt securities:
Government bonds (g)	143,431	—	—	143,431	7,899	—	—	7,899
Municipal bonds	—	573	—	573	—	3,221	—	3,221
Corporate bonds	—	11,775	—	11,775	—	24,014	—	24,014
Pooled funds (h)	—	118,606	—	118,606	—	23,260	—	23,260
Mortgage backed securities (and other asset backed securities)	—	12,310	—	12,310	—	—	—	—
Life insurance company general accounts	—	123,575	—	123,575	—	7,049	—	7,049
Other assets	—	23,825	1,600	25,425	—	49,271	—	49,271

	¥205,469	¥415,052	¥1,600	¥622,121	¥39,862	¥181,559	¥—	¥221,421

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥325 million.
(b)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥197 million.
(f)	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 85% foreign government bonds and 15% corporate bonds for foreign plans.

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2016	¥20,023	¥9,836
2017	21,351	10,165
2018	23,280	9,843
2019	23,359	11,036
2020	27,886	11,686
2021 – 2025	170,161	67,899